LOANS, FINANCING AND DEBENTURES - WARRANTIES FOR NON-SUBSIDIARY (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Amazonas Energia | Borrowings guranteed by Electrobas, SPE
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	R$ 491,016
Chapada do Piau II
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	396,000
Chapada do Piau I
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	471,000
Non-controlled companies guarantees
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	29,935,666	R$ 30,575,673
HPP Belo Monte - Norte Energia | Borrowings from BNDES bank for HPP Belo Monte - Norte Energia guaranteed by Eletrobras, one
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	13,813,246
HPP Jirau | Borrowings from BNDES bank for HPP Jirau - ESBR guaranteed by Eletrobras, one
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	3,240,577
HPP Jirau | Borrowings from BNDES bank for HPP Jirau - ESBR guaranteed by Eletrobras, two
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	887,438
HPP Teles Pires | Borrowings from BNDES bank for UHE Teles Pires guaranteed by Eletrobras, one
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	267,751
HPP Teles Pires | Borrowings from BNDES bank for HPP Teles Pires guaranteed by Eletrobras, one
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	1,128,600
HPP Santo Antonio | Borrowings From BNDES Original Direct For HPP Santo Antnio Guaranteed By Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	5,351,448
HPP Santo Antonio | Borrowings from BNDES Original Direct for HPP Santo Antnio guaranteed by Eletrobras, One
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	1,015,977
HPP Santo Antonio | Borrowings from BNDES Original Direct for HPP Santo Antnio guaranteed by Eletrobras, Two
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	926,256
HPP Santo Antonio | Borrowings from BNDES Original Direct for HPP Santo Antnio guaranteed by Eletrobras, Three
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	226,390
HPP Santo Antonio | Borrowings from BNDES Original Direct for HPP Santo Antnio guaranteed by Eletrobras, Four
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	153,342
Transmission Projetcs - Mata de Santa Genebra Transmisso S.A. | Borrowings from BNDES Original Direct for Transmission Projetcs - Mata de Santa Genebra Transmisso S.A. guaranteed by Furnas, One
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	754,187
Transmission Projetcs - Mata de Santa Genebra Transmisso S.A. | Borrowings from BNDES Original Direct for Transmission Projetcs - Mata de Santa Genebra Transmisso S.A. guaranteed by Eletrobras, One
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	116,209
Transmission Projetcs - Interligao Eltrica Garanhuns S.A. | Borrowings through Issuance of Debentures for Belo Monte Transmissora de Energia Interligao Eltrica Garanhuns S.A. guaranteed by Eletronorte
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	75,548
HPP Sinop | Borrowings through Issuance of Debentures for HPP Sinop guaranteed by Eletronorte
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	556,612
HPP Sinop | Borrowings through Issuance of Debentures for HPP Sinop guaranteed by Eletronorte, One
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	72,836
HPP Sinop | Borrowings through Issuance of Debentures for HPP Sinop guaranteed by Chesf
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	72,836
HPP So Manuel | Borrowings through Issuance of Debentures for HPP So Manuel guaranteed by Eletronorte
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	525,607
HPP So Manuel | Borrowings through Issuance of Debentures for HPP So Manuel guaranteed by Eletronorte, One
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	108,557
Wind Projects - Chapada Piau I Holding S.A. | Borrowings through Issuance of Debentures for Belo Monte Wind Projects - Chapada Piau I Holding S.A. guaranteed by Eletronorte
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	70,230
Wind Projects - Chapada do Piau II Holding S.A. | Borrowings through Issuance of Debentures for Belo Monte Wind Projects - Chapada do Piau II Holding S.A. guaranteed by Eletronorte
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	77,700
Transmission Projetcs - Caldas Novas | Borrowings through Issuance of Debentures for Belo Monte Caldas Novas Transmisso S.A. guaranteed by Eletronorte
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	R$ 3,303